Income Taxes (Tables)	8 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income taxes provision (benefit)

For the period from
April 28, 2021
(inception) through
Federal	December 31, 2021
Current expense	$—
Deferred expense	(2,388)
Change in valuation allowance	2,388
Total income tax expense (benefit)	$—

For the period from
April 28, 2021
(inception) through
State	December 31, 2021
Current expense	$—
Deferred expense	—
Change in valuation allowance	—
Total income tax expense (benefit)	$—

Schedule of company's net deferred tax assets and liabilities

December 31,
2021
Deferred tax assets
Start-up costs	$1,884
Net operating loss	504
Total deferred tax assets	2,388
Deferred tax liabilities	—
Valuation allowance for deferred tax assets	(2,388)
Net deferred tax assets	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

December 31,
2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Valuation allowance	(21.0)%
Income tax provision expense (benefit)	0.0%